Fair value measurement (Tables)	6 Months Ended
Jun. 30, 2017
Fair value measurement
Schedule of fair value of financial assets by level

The following table presents our assets and liabilities that are measured at fair value on a recurring basis for the periods presented (in thousands):

	As of June 30, 2017
	Level I	Level II	Level III	Total
Cash equivalents	33,579	—	—	33,579
Total assets	$33,579	$—	$—	$33,579
Warrant liabilities	—	—	41,237	41,237
Total liabilities	$—	$—	$41,237	$41,237

	As of December 31, 2016
	Level I	Level II	Level III	Total
Warrant liabilities	—	—	11,090	11,090
Total liabilities	$—	$—	$11,090	$11,090